                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2010

Check here if Amendment [ ]; Amendment Number:  _____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesley, Taft & Associates, LLC
Address: 10 South LaSalle Street, Suite 3250
         Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Faris F. Chesley
Title: Manager
Phone: 312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley                     Chicago, Illinois     May 11, 2010
------------------------------------   ---------------------   ------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:          181
Form 13F Information Table Value Total:       446390
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                    FORM 13F

31-Mar-10

                                                                                                     Voting Authority
                               Title of               Value    Shares/ Sh/ Put/ Invstmt   Other  ------------------------
Name of Issuer                  Class       CUSIP    (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole   Shared   None
--------------                 -------- ------------ -------- -------- --- ---- ------- -------- -------- ------ --------
3M Company                     COM      88579y101         476     5690 SH       Sole                 4694             996
Abbott Labs                    COM      002824100        4723    89653 SH       Sole                23753           65900
Accenture PLC-Cl A             COM      G1151C101        3498    83389 SH       Sole                73139           10250
Adobe Systems Inc.             COM      00724F101        2209    62447 SH       Sole                58750            3447
AFLAC Inc                      COM      001055102         295     5425 SH       Sole                 3425            2000
Agilent Technologies Inc.      COM      00846U101        2299    66851 SH       Sole                63576            3075
Air Products & Chemicals, Inc. COM      009158106        1841    24896 SH       Sole                23451            1200
Alcon Inc.                     COM      h01301102        1416     8765 SH       Sole                 7375            1390
American Growth Fund of Americ          4E+08             947 33484.49 SH       Sole                             33260.88
American New Perspective Fund           6.48E+08          276 10549.87 SH       Sole             4371.686        6178.179
Amgen, Inc.                    COM      031162100         421     7036 SH       Sole                 7036
Amphenol Corporation           COM      032095101        3867    91658 SH       Sole                85533            6125
Anadarko Petroleum             COM      032511107         422     5799 SH       Sole                  999            4800
AON Corp                       COM      037389103         102     2385 SH       Sole                 1585             800
Apache Corp                    COM      037411105        1899    18710 SH       Sole                16185            2525
Apple, Inc.                    COM      037833100        3943    16780 SH       Sole                16250             500
AT&T Inc. - (New)              COM      00206R102        4687   181381 SH       Sole                51533          129668
Autodesk, Inc.                 COM      052769106         610    20747 SH       Sole                20597
Automatic Data Processing      COM      053015103         264     5930 SH       Sole                 5630             300
Bank of America Corporation    COM      060505104         497    27825 SH       Sole                27725
Barclay's Bank PLC Pfd 8.125%  PFD      06739h362         283    11000 SH       Sole                 5000            6000
Barclays Bank PLC Pfd. 6.625%  PFD      06739f390         611    26910 SH       Sole                22910            4000
Becton Dickinson & Company     COM      075887109         276     3500 SH       Sole                 3300             200
Bed Bath & Beyond, Inc.        COM      075896100         604    13800 SH       Sole                12750            1050
BP PLC ADR United Kingdom      COM      055622104        1700    29796 SH       Sole                23832            5864
Bristol Meyers Squibb Co       COM      1.1E+08           241     9035 SH       Sole                 7035            2000
Bucyrus International, Inc.    COM      1.19E+08          279     4225 SH       Sole                 4225
Cameron International Corporat COM      13342B105         241     5634 SH       Sole                 5634
Caterpillar Inc.               COM      1.49E+08          594     9456 SH       Sole                 7456            2000

Central Fund Canada Cl A       ETF      1.54E+08          222    15850 SH       Sole                                15850
CenturyTel, Inc.               COM      1.57E+08          810    22851 SH       Sole                 6051           16800
Chevron Corp                   COM      1.67E+08         7465    98439 SH       Sole                36015           62274
Church & Dwight Company, Inc.  COM      1.71E+08         4027    60147 SH       Sole                 2772           57375
Cisco Systems                  COM      17275R102        5382   206774 SH       Sole               174999           31675
Clorox Co                      COM      1.89E+08          250     3900 SH       Sole                 3900
Coca-Cola Company              COM      1.91E+08          903    16420 SH       Sole                12010            4410
Cognizant Technology Solutions COM      1.92E+08         6075   119162 SH       Sole               109392            9510
Colgate Palmolive Company      COM      1.94E+08         1177    13805 SH       Sole                11805            2000
ConocoPhillips                 COM      20825c104         597    11669 SH       Sole                 2889            8780
Cott Corporation               COM      22163N106         165    21300 SH       Sole                 2000           19300
CurrencyShares Australian Doll ETF      23129U101         341     3700 SH       Sole                 3700
CurrencyShares Canadian Dollar ETF      23129x105         441     4500 SH       Sole                 4500
CurrencyShares Japanese Yen    ETF      23130A102         350     3300 SH       Sole                 3300
Danaher Corp                   COM      2.36E+08         2173    27194 SH       Sole                22094            5100
Deere & Company                COM      2.44E+08          606    10200 SH       Sole                 8200            2000
Dominion Resources             COM      25746U109         259     6300 SH       Sole                 4400            1900
E I DuPont De Nemours & Co     COM      2.64E+08         1040    27920 SH       Sole                23770            4000
Ebix, Inc.                     COM      2.79E+08          160    10000 SH       Sole                10000
Ecolab Inc.                    COM      2.79E+08        10974   249694 SH       Sole               103770          145574
Edwards Lifesciences Corp      COM      28176E108        1706    17250 SH       Sole                15400            1850
Emerson Electric               COM      2.91E+08         1439    28582 SH       Sole                28132             300
Exelon Corp                    COM      30161n101         285     6498 SH       Sole                 2498            4000
Express Scripts Inc Cl A       COM      3.02E+08        14979   147202 SH       Sole                55767           91410
Exxon Mobil Corp               COM      30231g102       12660   189005 SH       Sole                77059          111946
Family Dollar Stores, Inc.     COM      3.07E+08         4208   114930 SH       Sole                48830           65750
FedEx Corp                     COM      31428x106        1248    13365 SH       Sole                12290            1055
Financial Select Sector SPDR F ETF      81369Y605         397    24864 SH       Sole                24664             200
Flowserve Corporation          COM      34354p105         255     2315 SH       Sole                 2315
FPL Group Inc.                 COM      3.03E+08          902    18655 SH       Sole                16555            2000
Franklin Resources, Inc.       COM      3.55E+08          283     2550 SH       Sole                 2550
Freeport McMoran Copper & Gold COM      35671D857         504     6032 SH       Sole                 4832            1200
General Electric Co.           COM      3.7E+08          4295   235998 SH       Sole               196808           38290
General Mills Inc.             COM      3.7E+08          7312   103298 SH       Sole                20460           82738
Genuine Parts Company          COM      3.72E+08          329     7800 SH       Sole                                 7800
Gilead Sciences, Inc.          COM      3.76E+08          537    11820 SH       Sole                 7520            4300
Goldman Sachs Group, Inc.      COM      38141G104        3329    19510 SH       Sole                18580             920
Google Inc.                    COM      38259P508       13294    23442 SH       Sole                 8540           14867
Grainger WW Inc                COM      3.85E+08          287     2650 SH       Sole                 1500            1150

Heinz H J Company              COM      4.23E+08         1829    40095 SH       Sole                32420            7450
Hewlett-Packard Company        COM      4.28E+08         9092   171068 SH       Sole                26161          144907
Honeywell International        COM      4.39E+08         7396   163380 SH       Sole                60405          102575
HSBC Holdings PLC 8.125%       PFD      4.04E+08          219     8200 SH       Sole                 8200
HSBC Holdings PLC Series A 6.2 PFD      4.04E+08          333    14600 SH       Sole                 4600           10000
Illinois Tool Works, Inc.      COM      4.52E+08         3188    67305 SH       Sole                62667            4588
Intel Corporation              COM      4.58E+08         1736    77878 SH       Sole                39628           38100
Interiors, Inc. Cl A           COM      4.59E+08            1   879655 SH       Sole               879655
International Business Machine COM      4.59E+08         9669    75388 SH       Sole                18154           57184
Intuit Inc.                    COM      4.61E+08          261     7600 SH       Sole                 7600
iPATH Dow Jones AIG Commodity  ETF      06738C778        2648    66420 SH       Sole                59770            6650
iShares Barclays 1-3 Yr Credit ETF      4.64E+08         3540    33850 SH       Sole                23800           10050
iShares Barclays Aggregate Bon ETF      4.64E+08         3552    34084 SH       Sole                29631            4353
iShares Barclays US Treasury I ETF      4.64E+08         2874    27659 SH       Sole                24809            2850
iShares Dow Jones US Oil Equip ETF      4.64E+08          465    10571 SH       Sole                 9821             750
iShares iBoxx Inv Grade Corp B ETF      4.64E+08          942     8908 SH       Sole                 7250            1658
iShares MSCI Brazil Index Fund ETF      4.64E+08          273     3705 SH       Sole                 3305             400
iShares MSCI Canada Index Fund ETF      4.64E+08          494    17695 SH       Sole                14820            2875
iShares MSCI EAFE Growth Index ETF      4.64E+08          487     8600 SH       Sole                 8600
iShares MSCI Emerging Mkt      ETF      4.64E+08        10440   247846 SH       Sole                70506          177340
iShares Nasdaq Biotech Index   ETF      4.64E+08         2820    31008 SH       Sole                28618            2275
iShares Russell Midcap Index F ETF      4.64E+08          664     7443 SH       Sole                 7443
iShares S&P Smallcap 600 Index ETF      4.64E+08         5594    94104 SH       Sole                86579            7525
iShares Trust FTSE/Xinhua Chin ETF      4.64E+08         2598    61710 SH       Sole                21775           39935
iShares Trust MSCI EAFE Index  ETF      4.64E+08        12178   217544 SH       Sole               201662           15882
iShares Trust S&P MidCap 400 I ETF      4.64E+08         5435    69064 SH       Sole                59143            9921
Jacobs Engineering             COM      4.7E+08          2661    58878 SH       Sole                54153            4725
Johnson & Johnson              COM      4.78E+08         6369    97686 SH       Sole                49749           47907
Johnson Controls, Inc.         COM      4.78E+08          662    20062 SH       Sole                19862
JPMorgan Chase & Co.           COM      46625h100        2915    65149 SH       Sole                62615            2484
Kimberly Clark Corporation     COM      4.94E+08          355     5650 SH       Sole                 5650
Kohls Corp                     COM      5E+08             234     4265 SH       Sole                 4265
Kraft Foods Inc                COM      50075n104        1857    61413 SH       Sole                50234           10829
L-3 Communications Holdings, I COM      5.02E+08         1608    17550 SH       Sole                16690             860
Laboratory Corp                COM      50540R409        5423    71630 SH       Sole                 2332           69298
LeCroy Corporation             COM      52324W109          50    10000 SH       Sole                                10000
Lowes Companies Inc.           COM      5.49E+08          676    27875 SH       Sole                26600            1275
McDonalds Corporation          COM      5.8E+08          1369    20521 SH       Sole                13698            6823
Medco Health Solutions, Inc.   COM      58405u102         788    12199 SH       Sole                 6043            6156

Medtronic Inc.                 COM      5.85E+08          929    20622 SH       Sole                16272            4300
Merck & Co., Inc.              COM      5.89E+08          808    21637 SH       Sole                21637
Metropolitan Life Insurance Co COM      59156r108        1964    45310 SH       Sole                41010            4100
Microsoft Corporation          COM      5.95E+08         6367   217400 SH       Sole                58797          158603
Monsanto Company               COM      61166w101        1983    27761 SH       Sole                26036            1675
National Fuel Gas Co           COM      6.36E+08          632    12500 SH       Sole                                12500
Nestle SA-Sponsored ADR        COM      6.41E+08          228     4450 SH       Sole                  600            3850
NIKE Inc.                      COM      6.54E+08          644     8760 SH       Sole                 8760
Northern Trust Company         COM      6.66E+08         7400   133912 SH       Sole                37579           96233
Novartis AG ADR                COM      66987v109         967    17880 SH       Sole                16555            1175
O.T. Mining Corporation        COM      6.71E+08           14    30000 SH       Sole                                30000
Occidental Petroleum Corp      COM      6.75E+08         1694    20040 SH       Sole                 4540           15500
Omnicom Group                  COM      6.82E+08         2280    58735 SH       Sole                53555            5030
Oracle Corp                    COM      68389X105        6354   247135 SH       Sole               100760          145975
O'Reilly Automotive, Inc.      COM      6.86E+08         3971    95195 SH       Sole                36395           58750
Pepsico Inc.                   COM      7.13E+08        11904   179930 SH       Sole                69965          109865
Perma-Fix Enviornmental Servic COM      7.14E+08           34    15000 SH       Sole                                15000
Pfizer, Inc                    COM      7.17E+08         1190    69394 SH       Sole                46115           23279
Philip Morris International, I COM      7.18E+08         6878   131869 SH       Sole                13316          118453
PNC Bank Corp                  COM      6.93E+08          418     7000 SH       Sole                 7000
Praxair Inc.                   COM      74005P104        2617    31532 SH       Sole                28757            2775
PrivateBancorp, Inc.           COM      7.43E+08          460    33543 SH       Sole                23543           10000
Procter & Gamble Company       COM      7.43E+08         6095    96339 SH       Sole                79716           16488
ProShares Short 20+ Year Treas ETF      74347X849         609    12200 SH       Sole                                12200
ProShares UltraShort 20+ Year  ETF      74347R297        1008    20700 SH       Sole                 2000           18700
Qualcomm Inc.                  COM      7.48E+08        11721   279345 SH       Sole               104698          174107
Quest Diagnostics, Inc.        COM      74834l100         507     8700 SH       Sole                                 8700
Raytheon Co                    COM      7.55E+08          343     6002 SH       Sole                 6002
Regeneron Pharmaceuticals, Inc COM      75886f107         572    21600 SH       Sole                                21600
Roper Industries, Inc.         COM      7.77E+08          273     4725 SH       Sole                 4725
Royal Dutch Shell PLC ADR CL A COM      7.8E+08          1055    18231 SH       Sole                13091            5040
Salesforce.com                 COM      79466L302         221     2975 SH       Sole                 2975
Schlumberger Ltd               COM      8.07E+08         4002    63060 SH       Sole                59135            3775
Sinofert Holdings Ltd.(Hong Ko COM      B0CJMD1            31    52000 SH       Sole                                52000
Southwestern Energy Company    COM      8.45E+08          272     6670 SH       Sole                 6670
SPDR Barclays Capital High Yie ETF      78464A417        1405    35300 SH       Sole                35200             100
SPDR Barclays Capital Short Te ETF      78464A425         216     9000 SH       Sole                 9000
SPDR Gold Trust                ETF      78463V107        8961    82248 SH       Sole                17298           64950
SPDR S&P China ETF             ETF      78463x400        3021    41938 SH       Sole                 1978           39960

SPDR S&P Midcap 400            ETF      78467Y107        2397    16746 SH       Sole                16746
SPDR Trust, Series 1           ETF      78462f103        5711    48808 SH       Sole                43160            5648
St. Jude Medical               COM      7.91E+08         1720    41900 SH       Sole                36175            5625
Starbucks Corp                 COM      8.55E+08         2064    85061 SH       Sole                83456            1535
State Street Corporation       COM      8.57E+08          257     5700 SH       Sole                 5700
Stericycle Inc.                COM      8.59E+08         3086    56623 SH       Sole                52913            3650
Stryker Corporation            COM      8.64E+08          968    16925 SH       Sole                11325            5500
Sysco Corp                     COM      8.72E+08         2457    83273 SH       Sole                53451           29822
Target Corporation             COM      87612e106        2619    49790 SH       Sole                45035            4755
Teva Pharmaceutical Industries COM      8.82E+08         8618   136624 SH       Sole                39924           96700
Texas Instruments Inc.         COM      8.83E+08          954    39000 SH       Sole                34075            4725
The TJX Companies, Inc.        COM      8.73E+08          973    22895 SH       Sole                18120            4775
Thermo Fisher Scientific, Inc. COM      8.84E+08         4280    83213 SH       Sole                72163           10950
Transocean Ltd.                COM      040674667         984    11396 SH       Sole                 3096            8300
U S Bancorp                    COM      9.03E+08          395    15255 SH       Sole                15255
Union Pacific Corp             COM      9.08E+08         1010    13780 SH       Sole                10680            3000
United Technologies Corp       COM      9.13E+08         1191    16185 SH       Sole                13085            3100
Vanguard FTSE All-World Ex-US  ETF      9.22E+08         6701   150793 SH       Sole               128728           21565
Vanguard REIT                  ETF      9.23E+08          747    15300 SH       Sole                15300
Vanguard Total Bond Market Fun ETF      9.22E+08         3109    39260 SH       Sole                19735           19425
Vanguard Total Stock Market In          9.23E+08          238 8208.967 SH       Sole             8208.967
Vanguard Total Stock Market VI ETF      9.23E+08         2246    37699 SH       Sole                37699
Vectren Corporation            COM      92240g101         700    28337 SH       Sole                28137
Verizon Communications         COM      92343V104        3888   125325 SH       Sole                10623          114702
Videorec Technologies-Private  COM      9.27E+08            0    18438 SH       Sole                                18438
Visa, Inc. - Class A           COM      92826C839        4643    51010 SH       Sole                15210           35800
Vodafone Group PLC New         COM      92857w209         420    18026 SH       Sole                17846
Wal Mart Stores, Inc.          COM      9.31E+08          563    10129 SH       Sole                 9829             300
Walgreen Co                    COM      9.31E+08        12569   338881 SH       Sole               131734          206607
Walt Disney Productions        COM      2.55E+08          641    18372 SH       Sole                11972            6400
Wells Fargo Company            COM      9.5E+08          3167   101760 SH       Sole                92900            8760
Wells Fargo IX-5.625%          PFD      94979P203         406    18600 SH       Sole                12600            6000
Williams Pipeline Partners LP           96950K103         303    10000 SH       Sole                10000
Windstream Corporation         COM      97381W104         110    10120 SH       Sole                 7920            2200
XTO Energy Inc.                COM      98385X106        1325    28094 SH       Sole                10456           17638
REPORT SUMMARY                 181      DATA RECORDS   446390          0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED